Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2014

A.	DATES	Begin	End	# days

1	Payment Date		1/15/2015
2	Collection Period	12/1/2014	12/31/2014	31
3	Monthly Interest Period-Actual	12/15/2014	1/14/2015	31
4	Monthly Interest - Scheduled	12/15/2014	1/14/2015	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	110,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2a Notes	179,000,000.00	105,911,405.86	-	-	9,004,591.16	96,906,814.70	0.5413789
7	Class A-2b Notes	164,000,000.00	97,036,148.37	-	-	8,250,016.48	88,786,131.89	0.5413789
8	Class A-3 Notes	215,000,000.00	215,000,000.00	-	-	-	215,000,000.00	1.0000000
9	Class A-4 Notes	85,170,000.00	85,170,000.00	-	-	-	85,170,000.00	1.0000000
10	Total Class A Notes	753,170,000.00	503,117,554.23	0.00	0.00	17,254,607.64	485,862,946.59
11	Class B Notes	30,040,000.00	30,040,000.00	-	-	-	30,040,000.00	1.0000000

12	Total Notes	$783,210,000.00	533,157,554.23	$0.00	$0.00	$17,254,607.64	515,902,946.59

	Overcollateralization
13	Exchange Note	89,663,305.03	66,003,113.09				64,277,652.32
14	Series 2013-A Notes	23,759,745.31	60,870,463.53				62,595,924.30

15	Total Overcollateralization	113,423,050.34	126,873,576.62				126,873,576.62
16	Total Target Overcollateralization	$126,873,576.62	126,873,576.62				126,873,576.62

		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
17	Class A-1 Notes		0.25000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		0.73000%	64,429.44	0.3599410	9,004,591.16	50.3049785	0.00
19	Class A-2b Notes	0.16080%	0.48080%	40,175.12	0.2449702	8,250,016.48	50.3049785	0.00
20	Class A-3 Notes		1.10000%	197,083.33	0.9166667	0.00	0.0000000	0.00
21	Class A-4 Notes		1.40000%	99,365.00	1.1666667	0.00	0.0000000	0.00
22	Total Class A Notes			401,052.89	0.5324865	17,254,607.64	22.9093135	0.00
23	Class B Notes		1.64000%	41,054.67	1.3666668	0.00	0.0000000	0.00

24	Totals			442,107.56	0.5644815	17,254,607.64	22.0306273	0.00

		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	806,969,745.31	594,028,017.77	578,498,870.89

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	896,633,050.34	642,776,523.21
28	Aggregate Base Residual Value (Not Discounted)	613,408,064.53	532,570,387.99

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	32	134,155.31
30	Turn-in Ratio on Scheduled Terminations			65.63%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	37,134	660,031,130.85
32	Depreciation/Payments		(8,881,260.78)
33	Gross Credit Losses	(50)	(881,235.35)
34	Early Terminations — Regular	(3)	(54,657.23)
35	Scheduled Terminations — Returned	(156)	(2,333,627.01)
36	Payoff Units & Lease Reversals	(255)	(5,103,827.27)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	36,670	642,776,523.21

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2014

C.	SERVICING FEE

39	Servicing Fee Due	550,025.94

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(11,413.52)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,483,165.25
43	Beginning Reserve Account Balance	4,483,165.25
44	Ending Reserve Account Balance	4,483,165.25

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	36,252	99.36%	635,814,574.95
46	31 - 60 Days Delinquent	203	0.55%	3,723,779.48
47	61 - 90 Days Delinquent	21	0.06%	339,806.54
48	91+ Days Delinquent	11	0.03%	112,823.49

49	Total	36,487	100.00%	639,990,984.46

50	Prepayment Speed (1 Month)	0.98%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

51	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	159	2,388,284.24
52	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(2,346,268.97)
53	Less: Excess Wear and Tear Received in Current Period		(2,325.81)
54	Less: Excess Mileage Received in Current Period		(1,166.59)

55	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		38,522.87

56	Beginning Cumulative Net Residual Losses		647,385.38
57	Current Period Net Residual Losses		38,522.87

58	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		685,908.25

59	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.08%

	Credit Losses:	Units	Amounts
60	Aggregate Securitization Value on charged-off units	50	881,235.35
61	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(626,458.80)

62	Current Period Net Credit Losses/(Gains)		254,776.55

63	Beginning Cumulative Net Credit Losses		3,080,563.68
64	Current Period Net Credit Losses		254,776.55

65	Ending Cumulative Net Credit Losses		3,335,340.23

66	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.37%

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2014

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

67	Lease Payments Received	12,046,550.21
68	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	2,274,020.98
69	Liquidation Proceeds, Recoveries & Expenses	570,084.30
70	Insurance Proceeds	56,374.50
71	Sales Proceeds, Recoveries & Expenses - Early Terminations	75,740.39
72	Payoff Payments	5,854,867.59
73	All Other Payments Received	-

74	Collected Amounts	20,877,637.97

75	Investment Earnings on Collection Account	694.41

76	Total Collected Amounts, prior to Servicer Advances	20,878,332.38

77	Servicer Advance	0.00

78	Total Collected Amounts - Available for Distribution	20,878,332.38

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

79	Servicing Fee	550,025.94
80	Interest on the Exchange Note - to the Trust Collection Account	811,838.29
81	Principal on the Exchange Note - to the Trust Collection Account	15,529,146.88
82	Trust Collection Account Shortfall Amount - to the Trust Collection Account	3,154,115.88
83	Remaining Funds Payable to Trust Collection Account	833,205.39

84	Total Distributions	20,878,332.38

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

85	Available Funds	20,328,306.44

86	Investment Earnings on Reserve Account	169.17

87	Reserve Account Draw Amount	0.00

88	Total Available Funds - Available for Distribution	20,328,475.61

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

89	Administration Fee	27,501.30
90	Class A Noteholders' Interest Distributable Amount	401,052.89
91	Noteholders' First Priority Principal Distributable Amount	-
92	Class B Noteholders' Interest Distributable Amount	41,054.67
93	Noteholders' Second Priority Principal Distributable Amount	-
94	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
95	Noteholders' Regular Principal Distributable Amount	17,254,607.64
96	Remaining Funds Payable to Certificateholder	2,604,259.11

97	Total Distributions	20,328,475.61